Expense Example {- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-05 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Retail Class
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978